Income Taxes - Additional Information (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Angola
Withholding Tax as a percentage of Current Tax Expense	48.00%	64.00%
Angola, Tanzania, Sierra Leone, Liberia and Gabon
Withholding Tax as a percentage of Current Tax Expense			72.00%
Republic of the Marshall Islands
Percentage Of Marshall Islands And Malta Subsidiaries Stock Treated As Owned By Individuals Resident In Marshall Islands	100.00%	100.00%	100.00%
Tax rate	0.00%	0.00%	0.00%